EMPLOYEE BENEFITS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS EXPENSE
Salaries and wages	$ 8,504,373	$ 10,536,409	$ 9,583,936
Pension plan and employment insurance	419,414	506,025	458,276
Contribution to defined contribution pension plan	144,634	198,342	182,449
Health benefits	485,431	765,948	651,269
Cash-based employee expenses	9,553,852	12,006,724	10,875,930
Employee termination expenses	210,893		26,050
Share-based payments	5,285,813	4,905,812	3,189,808
Total employee expenses	$ 15,050,558	$ 16,912,536	$ 14,091,788